INVENTORIES - Provision for obsolescence (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Provision for obsolescence
Beginning balance	Rp (983)
Ending balance	(779)	$ (55)	Rp (983)
Inventory recognized as expense	739		544	Rp 1,754
Inventories pledged as security for liabilities	557		557
Modules and components	122		107
Modules and components, insured amount	155		133
Allowance for expected credit losses
Provision for obsolescence
Beginning balance	68		92
Provision recognised during the year	2		1
Inventory written off	(1)		(25)
Ending balance	Rp 69		Rp 68	Rp 92